GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL	GOODWILL
Goodwill allocation

For business combinations, goodwill is allocated as of the transaction date to Sunrise's cash-generating units ('CGUs'). Sunrise's CGUs with allocated goodwill consist of Residential, Business and Wholesale.

	Residential	Business	Wholesale	Total
	CHF in millions
Cost:
January 1, 2023	4,580.7	1,098.3	327.3	6,006.3
Additions from business combinations	6.4	—	—	6.4
December 31, 2023	4,587.1	1,098.3	327.3	6,012.7
Additions from business combinations	—	—	—	—
December 31, 2024	4,587.1	1,098.3	327.3	6,012.7

	Residential	Business	Wholesale	Total
	CHF in millions
Goodwill, net:
Net carrying amount at 31 December 2023	4,587.1	1,098.3	327.3	6,012.7
Net carrying amount at 31 December 2024	4,587.1	1,098.3	327.3	6,012.7

Impairment tests for goodwill

Goodwill is subject to an annual impairment test conducted as of 30 September of each year. In 2024, there were no other recorded intangible assets with indefinite useful lives (2023: CHF 0). The recoverable amount of all CGUs has been determined based on its value-in-use using a discounted cash flow (DCF) method. The key assumptions used are listed below:

Key assumptions used in value in use calculations

	2024	2023

Long-term growth rate	—%	0.6%
WACC (pre-tax)	5.3%	7.0%

The calculation basis for the DCF model is Sunrise's business plan as approved by the Executive Committee. The detailed planning horizon of the business plan covers five years. The free cash flows beyond the five-year planning period were extrapolated using a long-term growth rate. The discount rate is the weighted average cost of capital ('WACC') before tax of Sunrise. Budgeted gross margin and growth rates are based on past performance and management's expectations of market development. Revenue, as a further key assumption, is estimated using detailed revenue models including market dynamics, expectations for pricing and customer churn rates, amongst others. As of the impairment test date, the recoverable amount for all CGUs was higher than the carrying amount.

Sensitivity analysis

Management performed the following sensitivity analyses, in isolation:
•increased the pre-tax discount rate by 100 basis points (bps), keeping stable other key assumptions
•decreased revenue by 500 bps, keeping stable other key assumptions
•decreased EBITDA margin by 500 bps, keeping stable other key assumptions
The results of the sensitivity analysis demonstrated that the above changes in the key assumptions would not cause the carrying value of CGUs to exceed the recoverable amount for any of the three CGUs.